INVESTMENTS (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2019 / Feb-2065	Jan-2018 / Feb-2065
Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2019 / Jun-2020	Jan-2018 / Apr-2019
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2019 / Feb-2055	Feb-2018 / Feb-2055
Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets		Jan-2018 / Sep-2018
Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets		Mar-2018 / Feb-2044
Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets		Aug-2020 / Dec-2036
U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets		Aug-2035
Securitization instruments [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jun-2019 / Sep-2045	Jan-2018 / Sep-2045
Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2019 / Dec-2026	Jan-2018 / Mar-2033
The Soles [Member] | Bottom of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.49%	1.37%
The Soles [Member] | Bottom of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.59%	3.08%
The Soles [Member] | Bottom of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.37%	1.32%
The Soles [Member] | Bottom of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
The Soles [Member] | Bottom of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		2.13%
The Soles [Member] | Bottom of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
The Soles [Member] | Bottom of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
The Soles [Member] | Bottom of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	3.40%	4.09%
The Soles [Member] | Bottom of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.54%	0.49%
The Soles [Member] | Top of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	11.90%	9.20%
The Soles [Member] | Top of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	3.04%	3.17%
The Soles [Member] | Top of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.50%	6.25%
The Soles [Member] | Top of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
The Soles [Member] | Top of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		7.04%
The Soles [Member] | Top of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
The Soles [Member] | Top of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
The Soles [Member] | Top of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	14.81%	11.75%
The Soles [Member] | Top of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.54%	4.33%
US Dollars [Member] | Bottom of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.16%	0.24%
US Dollars [Member] | Bottom of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	8211.00%	8211.00%
US Dollars [Member] | Bottom of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.22%	1.27%
US Dollars [Member] | Bottom of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
US Dollars [Member] | Bottom of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		1.83%
US Dollars [Member] | Bottom of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		2.23%
US Dollars [Member] | Bottom of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		1.66%
US Dollars [Member] | Bottom of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.56%	3.06%
US Dollars [Member] | Bottom of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	8211.00%	8211.00%
US Dollars [Member] | Top of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	11.39%	7.55%
US Dollars [Member] | Top of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	8211.00%	8211.00%
US Dollars [Member] | Top of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	7.07%	6.25%
US Dollars [Member] | Top of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
US Dollars [Member] | Top of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		2.44%
US Dollars [Member] | Top of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		9.40%
US Dollars [Member] | Top of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		1.66%
US Dollars [Member] | Top of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.85%	6.16%
US Dollars [Member] | Top of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	8211.00%	8211.00%
Other [Member] | Bottom of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.94%	0.17%
Other [Member] | Bottom of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	8211.00%	8211.00%
Other [Member] | Bottom of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.60%	8211.00%
Other [Member] | Bottom of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		0.50%
Other [Member] | Bottom of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
Other [Member] | Bottom of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
Other [Member] | Bottom of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
Other [Member] | Bottom of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.68%	1.68%
Other [Member] | Bottom of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.40%	1.18%
Other [Member] | Top of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	8.39%	7.83%
Other [Member] | Top of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	8211.00%	8211.00%
Other [Member] | Top of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.60%	8211.00%
Other [Member] | Top of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		1.15%
Other [Member] | Top of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
Other [Member] | Top of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
Other [Member] | Top of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		8211.00%
Other [Member] | Top of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.00%	6.00%
Other [Member] | Top of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.98%	4.90%